INVESTMENTS IN REHABILITATION AND OTHER FUNDS - Market Risk (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of reasonably possible change, interest rate risk	1.00%
Percentage of reasonably possible change, equity price risk	10.00%
Interest rate risk | Investments in Obligation Fund
Disclosure of nature and extent of risks arising from financial instruments [line items]
100bp increase	R 10.0	R 9.1
100bp (decrease)	(10.0)	(9.1)
Equity price risk | Investments in Obligation Fund
Disclosure of nature and extent of risks arising from financial instruments [line items]
10% increase	23.0	0.0
10% (decrease)	R (23.0)	R 0.0